Related party disclosures	12 Months Ended
Dec. 31, 2021
Related party disclosures [Abstract]
Related party disclosures
4. Related party disclosures
The amounts included in the accompanying consolidated balance sheets and consolidated statements of operations are as follows:
Balances with related parties
	December 31, 2021	December 31, 2020
Due from other related parties
Charalampos Antoniou	—	67,781
Total	$—	$67,781
	December 31, 2021	December 31, 2020
Due to related parties
Vassilios Gregoriou	$—	$613,971
Emory Sayre De Castro	—	425,528
Christos Kaskavelis	—	75,160
Total	$—	$1,114,659
The outstanding balances as of December 31, 2020 due from and to the Company’s executives and officers relating to prepaid services and unpaid compensation were settled during the first quarter of 2021.
Transactions with related parties
Related parties’ transactions are in the normal course of operations and are measured at the amount of consideration established and agreed to by related parties.
The Company executives, Vassilios Gregoriou, Christos Kaskavelis, Emory Sayre De Castro, James Coffey and former Chief Financial Officer, William Hunter, each received a signing bonus and transaction bonus upon the consummation of the merger in an aggregate amount of $5.6 million, which is included in administrative and selling expenses in the statement of operations for the year ended December 31, 2021.